united states
                                          securities and exchange commission
                                                 washington, d.c. 20549

                                              form n-csr

                          certified shareholder report of registered management
                                         investment companies

Investment Company Act file number 811-09096

Ameriprime Funds
                           (Exact name of registrant as specified in charter)

431 North Pennsylvania Street, Indianapolis, Indiana 46204
         (Address of principal executive offices)             (Zip code)

Timothy Ashburn, 431 North Pennsylvania Street, Indianapolis, Indiana 46204
                           (Name and address of agent for service)

Registrant's telephone number, including area code:317-917-7000

Date of fiscal year end:10/31

Date of reporting period:04/30/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

AAM Equity Fund
Schedule of Investments
April 30, 2003 (Unaudited)


Common Stocks - 90.09%                                                                Shares              Value

Aircraft - 1.66%
Northrop Grumman Corp.                                                                2,525           $   222,074
                                                                                                      ----------------
Beverages - 1.43%
Coca-Cola Co.                                                                         4,725               190,890
                                                                                                      ----------------
Biological Products (No Diagnostic Substances) - 2.17%
Amgen, Inc.  (a)                                                                      4,725               289,690
                                                                                                      ----------------
Cable & Other Pay Television Services - 1.66%
Liberty Media Corp. (a)                                                              20,200               222,200
                                                                                                      ----------------
Chemical & Allied Products - 1.64%
Dow Chemical Co.                                                                      6,725               219,504
                                                                                                      ----------------
Computer Communication Equipment - 1.52%
Cisco Systems, Inc. (a)                                                              13,475               202,664
                                                                                                      ----------------
Computers & Office Equipment - 3.54%
Hewlett-Packard Co.                                                                  15,000               244,500
International Business Machines Corp.                                                 2,700               229,230
                                                                                                      ----------------
                                                                                                          473,730
                                                                                                      ----------------
Converted Paper & Paperboard Products (No Containers/Boxes) - 1.34%
Avery Dennison Corp.                                                                  3,375               178,909
                                                                                                      ----------------
Crude Petroleum & Natural Gas - 1.75%
EOG Resourses, Inc.                                                                   6,250               233,625
                                                                                                      ----------------
Electronic & Other Electrical Equipment (No Computer Equipment) - 1.81%
General Electric Co.                                                                  8,225               242,226
                                                                                                      ----------------

Electronic Computers - 2.18%
Dell Computer Corp. (a)                                                              10,100               291,991
                                                                                                      ----------------

Electronic Instruments - 1.79%
Emerson Electric Co.                                                                  4,725               239,557
                                                                                                      ----------------

Finance Services - 1.53%
American Express Co.                                                                  5,400               204,444
                                                                                                      ----------------

Fire, Marine & Casualty Insurance - 5.45%
American International Group, Inc.                                                    4,375               253,531
Berkshire Hathaway, Inc. - Class B (a)                                                  100               233,200
Markel Corp. (a)                                                                      1,000               242,350
                                                                                                      ----------------
                                                                                                          729,081
                                                                                                      ----------------
Food and Kindred Products - 0.92%
Altria Group, Inc.                                                                    4,000               123,040
                                                                                                      ----------------

AAM Equity Fund
Schedule of Investments - continued
April 30, 2003 (Unaudited)


Common Stocks - 90.09% - continued                                                    Shares              Value

Hospital & Medical Service Plans - 3.34%
Amerigroup Corp  (a)                                                                  7,400               215,488
Anthem, Inc. (a)                                                                      3,375               231,660
                                                                                                      ----------------
                                                                                                          447,148
                                                                                                      ----------------
Life Insurance - 1.62%
Jefferson-Pilot Corp.                                                                 5,400               216,486
                                                                                                      ----------------
Malt Beverages - 1.76%
Anheuser-Busch Co.                                                                    4,725               235,683
                                                                                                      ----------------
National Commercial Banks - 9.04%
Bank of America Corp.                                                                 2,700               199,935
BB&T Corp.                                                                            7,725               251,835
Citigroup, Inc.                                                                       8,900               349,325
Fleet Boston Corp.                                                                    8,075               214,149
SunTrust Banks, Inc.                                                                  3,375               193,117
                                                                                                      ----------------
                                                                                                        1,208,361
                                                                                                      ----------------
Oil & Gas Field Services - 1.69%
Schlumberger Ltd..                                                                    5,400               226,422
                                                                                                      ----------------

Personal Credit Institutions - 2.16%
Capital One Financial Corp.                                                           6,900               288,903
                                                                                                      ----------------

Petroleum Refining - 6.05%
BP Amoco Plc. (c)                                                                     4,725               182,101
ChevronTexaco Corp.                                                                   3,375               211,984
Exxon Corp.                                                                           5,400               190,080
Murphy Oil Corp.                                                                      5,400               224,910
                                                                                                      ----------------
                                                                                                          809,075
                                                                                                      ----------------

Pharmaceutical Preparations - 8.84%
Abbott Laboratories, Inc.                                                             3,000               121,890
Bristol-Myers Squibb, Inc.                                                            4,500               114,930
Johnson & Johnson                                                                     4,050               228,258
Merck & Co., Inc.                                                                     4,050               235,629
Pfizer, Inc.                                                                          8,000               246,000
Wyeth                                                                                 5,400               235,062
                                                                                                      ----------------
                                                                                                        1,181,769
                                                                                                      ----------------
Radio & Tv Broadcasting & Communications Equipment - 1.55%
Nokia Corp.                                                                          12,500               207,125
                                                                                                      ----------------
Radiotelephone Communications - 1.79%
Dominion Resouces, Inc.                                                               4,050               239,679
                                                                                                      ----------------
Retail - Auto Dealers & Gasoline Stations - 2.21%
Carmax, Inc. (a)                                                                     14,000               296,100
                                                                                                      ----------------

AAM Equity Fund
Schedule of Investments - continued
April 30, 2003 (Unaudited)


Common Stocks - 90.09% - continued                                                    Shares              Value

Retail - Drug Stores & Proprietary Stores - 1.44%
Walgreen Co.                                                                          6,225               192,104
                                                                                                      ----------------
Rolling Drawing & Extruding of Nonferrous Metals - 1.92%
Tredegar Corp.                                                                       20,000               257,200
                                                                                                      ----------------
Semiconductors & Related Devices - 1.85%
Intel Corp.                                                                          13,475               247,940
                                                                                                      ----------------
Services - Computer Programming, Data Processing, Etc. - 0.75%
Electronic Data Systems Corp.                                                         5,500                99,825
                                                                                                      ----------------
Services - Miscellaneous Amusement & Recreation - 1.81%
Walt Disney Co.                                                                      13,000               242,580
                                                                                                      ----------------
Services - Motion Picture & Video Tape Production - 1.53%
Fox Entertainment Group, Inc. - Class A (a)                                           8,075               205,105
                                                                                                      ----------------
Services - Prepackaged Software - 3.42%
Microsoft Corp.                                                                      14,000               357,980
VERITAS Software Corp. (a)                                                            4,500                99,045
                                                                                                      ----------------
                                                                                                          457,025
                                                                                                      ----------------
Ship & Boat Building & Repairing - 1.72%
General Dynamics Corp.                                                                3,700               229,659
                                                                                                      ----------------
Telephone Communications (No Radiotelephone) - 3.06%
SBC Communications, Inc.                                                             17,500               408,800
                                                                                                      ----------------
Wholesale - Groceries & Related Products - 2.15%
Sysco Corp.                                                                          10,000               287,300
                                                                                                      -----------------
TOTAL COMMON STOCKS (Cost $11,998,885)                                                                 12,047,914
                                                                                                      -----------------

Money Market Securities - 4.84%
Huntington Money Market Investors Shares - Class A, 0.25%, (Cost $646,612) (b)      646,612               646,612
                                                                                                      ----------------

TOTAL INVESTMENTS (Cost $12,645,497) - 94.93%                                                         $  12,694,526
                                                                                                      ----------------

Cash and other assets less liabilities - 5.07%                                                              677,838
                                                                                                      ----------------

TOTAL NET ASSETS - 100.00%                                                                            $  13,372,364
                                                                                                      ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at April 30, 2003.
(c) American Depository Receipt.

AAM Equity Fund
Statement of Assets and Liabilities
April 30, 2003 (Unaudited)



Assets
Investments in securities, at value (cost $12,645,497)                                           $ 12,694,526
Interest receivable                                                                                       192
Dividends receivable                                                                                    8,844
Receivable for investments sold                                                                       648,750
Receivable for fund shares sold                                                                        35,621
Deferred organization                                                                                   1,004
                                                                                        ----------------------
     Total assets                                                                                  13,388,937
                                                                                        ----------------------

Liabilities
Accrued advisory fees                                                                                  13,450
Payable for fund shares sold                                                                              125
Other payables and accrued expenses                                                                     2,998
                                                                                        ----------------------
     Total liabilities                                                                                 16,573
                                                                                        ----------------------

Net Assets                                                                              $          13,372,364
                                                                                        ======================

Net Assets consist of:
Paid in capital                                                                                    14,303,484
Accumulated undistributed net investment income (loss)                                                 12,458
Accumulated net realized gain (loss) on investments                                                  (992,608)
Net unrealized appreciation (depreciation) on investments                                              49,030
                                                                                        ----------------------

Net Assets, for 1,558,214 shares                                                        $          13,372,364
                                                                                        ======================

Net Asset Value,

Offering price and redemption price per share ($13,372,364 / 1,558,214)                 $                8.58
                                                                                        ======================

AAM Equity Fund
Statement of Operations
Six months ended April 30, 2003 (Unaudited)



Investment Income
Dividend income                                                                         $     78,569
Interest income                                                                                1,041
                                                                                        -------------
  Total Income                                                                                79,610
                                                                                        -------------

Expenses
Investment advisor fee                                                                        53,778
Trustee expenses                                                                               1,917
Organizational expenses                                                                        3,074
                                                                                        -------------
  Total Expenses                                                                              58,769
Reimbursed expenses                                                                           (4,991)
                                                                                        -------------
Total operating expenses                                                                      53,778
                                                                                        -------------
Net Investment Income (Loss)                                                                  25,832
                                                                                        -------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                           (403,008)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                  850,510
                                                                                        -------------
Net realized and unrealized gain (loss) on investment securities                             447,502
                                                                                        -------------
Net increase (decrease) in net assets resulting from operations                            $ 473,334
                                                                                        =============

AAM Equity Fund
Statement of Changes In Net Assets

                                                                                 Six months ended
                                                                                   Apr. 30, 2003          Year ended
Increase (Decrease) in Net Assets                                                   (Unaudited)         Oct. 31, 2002
                                                                                --------------------   -----------------
Operations
  Net investment income (loss)                                                  $     25,832           $    63,042
  Net realized gain (loss) on investment securities                                 (403,008)             (382,910)
  Change in net unrealized appreciation (depreciation)                               850,510              (609,650)
                                                                                --------------------   -----------------
  Net increase (decrease) in net assets resulting from operations                    473,334              (929,518)
                                                                                --------------------   -----------------
Distributions
  From net investment income                                                         (70,691)              (28,581)
  From net realized gain                                                                -                     -
                                                                                --------------------   -----------------
  Total distributions                                                                (70,691)              (28,581)
                                                                                --------------------   -----------------
Capital Share Transactions
  Proceeds from shares sold                                                        6,274,662             9,478,469
  Reinvestment of distributions                                                        5,718                21,791
  Amount paid for shares repurchased                                              (1,167,382)           (6,056,366)
                                                                                --------------------   -----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                       5,112,998             3,443,894
                                                                                --------------------   -----------------
Total Increase (Decrease) in Net Assets                                            5,515,641             2,485,795
                                                                                --------------------   -----------------

Net Assets
  Beginning of period                                                              7,856,723             5,370,928
                                                                                --------------------   -----------------
  End of period [including accumulated net
    investment income (loss) of  $12,458 and $0, respectively]                  $ 13,372,364           $ 7,856,723
                                                                                ====================   =================

Capital Share Transactions
  Shares sold                                                                        770,456             1,005,727
  Shares issued in reinvestment of distributions                                         665                 2,138
  Shares repurchased                                                                (139,517)             (639,167)
                                                                                --------------------   -----------------

  Net increase (decrease) from capital transactions                                  631,604               368,698
                                                                                ====================   =================

AAM Equity Fund
Financial Highlights

                                                      Six months ended
                                                       Apr. 30, 2003     Year ended      Year ended      Year ended     Year ended
                                                        (Unaudited)     Oct. 31, 2002   Oct. 31, 2001   Oct. 31, 2000  Oct. 31, 1999
                                                     ------------------ --------------  --------------  -------------- -------------

Selected Per Share Data
Net asset value, beginning of period                 $     8.48         $    9.63       $   11.53       $   10.99      $    9.43
                                                     ------------------ --------------  -------------   -------------- -------------
Income from investment operations
  Net investment income (loss)                             0.02              0.09            0.05            0.03           0.05
  Net realized and unrealized gain (loss)                  0.15             (1.19)          (1.92)           0.55           1.53
                                                     ------------------ --------------  -------------   -------------- -------------
Total from investment operations                           0.17             (1.10)          (1.87)           0.58           1.58
                                                     ------------------ --------------  -------------   -------------- -------------
Less Distributions to shareholders:
  From net investment income                              (0.07)            (0.05)          (0.03)          (0.04)         (0.02)
  From net realized gain                                   0.00              0.00            0.00            0.00           0.00
                                                     ------------------ --------------  -------------   -------------- -------------
Total distributions                                       (0.07)            (0.05)          (0.03)          (0.04)         (0.02)
                                                     ------------------ --------------  -------------   -------------- -------------

Net asset value, end of period                       $     8.58         $    8.48       $    9.63       $   11.53      $   10.99
                                                     ================== ==============  =============   ============== =============

Total Return                                               2.07% (b)       (11.49)%        (16.28)%          5.28%         16.74%

Ratios and Supplemental Data
Net assets, end of period (000)                      $    13,372        $    7,857      $    5,371      $    5,295     $    4,337
Ratio of expenses to average net assets                    1.15% (a)         1.20%           1.15%           1.15%          1.15%
Ratio of expenses to average net assets
   before waiver & reimbursement                           1.25% (a)         1.33%           1.30%           1.35%          1.35%
Ratio of net investment income to
   average net assets                                      0.55% (a)         0.95%           0.46%           0.22%          0.43%
Ratio of net investment income to
   average net assets before waiver & reimbursement        0.44% (a)         0.83%           0.30%           0.02%          0.23%
Portfolio turnover rate                                   14.83%            20.06%          21.63%          32.79%         27.34%


(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.

                                                        AAM Equity Fund
                                                Notes to Financial Statements
                                                 April 30, 2003 (Unaudited)



NOTE 1.  ORGANIZATION

     AAM Equity Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds (the "Trust") on June 30, 1998 and commenced operations on June 30, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long-term capital appreciation. The Fund's advisor is Appalachian Asset Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                                                 AAM Equity Fund
                                          Notes to Financial Statements
                                      April 30, 2003 (Unaudited) - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund's investment advisor is Appalachian Asset Management, Inc., 2000 Deirtrick Blvd., Charleston, WV. Each of KI&T Holdings, Inc. ("KI&T") and Argent Financial Group, Inc. ("Argent") owns 50% of the outstanding shares of the Advisor and may be deemed to be a controlling person of the Advisor.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person Trustees, and extraordinary expenses (including organizational expenses). As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.15% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended, April 30, 2003 the Advisor earned a fee of $53,778 from the Fund. The Advisor has contractually agreed through February 28, 2004, to reimburse the Fund for the fees and expenses of the non-interested person Trustees and any deferred organizational costs amortized during the period, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.15% of average daily net assets. For the six months ended April 30, 2003, the Advisor reimbursed Trustees' fees and organizational expenses of $4,991.

     The Fund retains Unified Fund Services, Inc. ("Unified") to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     The Fund retains Unified Financial Securities, Inc. to act as the principal distributor of the Fund's shares. There were no payments made to the distributor during the six months ended April 30, 2003. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and the Distributor's parent company, and may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

     For the six months ended April 30, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $8,836,475 and $1,310,171, respectively. As of April 30, 2003, the unrealized appreciation for all securities totaled $646,316 and the unrealized depreciation for all securities totaled $597,287 for a net unrealized appreciation of $49,030. The aggregate cost of securities for federal income tax purposes as of April 30, 2003 was $12,645,497.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                   AAM Equity Fund
                                            Notes to Financial Statements
                                       April 30, 2003 (Unaudited) - continued


NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of six months ended April 30, 2003, RSBCO held in aggregate more than 92% of the Fund for the benefit of clients of Kanawha Trust, advisor of National Independent Trust Company.

NOTE 7.  ORGANIZATION COSTS

     Organization costs are being amortized on a straight-line basis over a five-year period that will end in June 2003. As of six months ended April 30, 2003, the unamortized balance is $1,004.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5  Audit Committee of Listed Companies.  Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Reseved.

Item 9. Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of __________________, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Item 10.  Exhibits.
(a) Not applicable. [see Item 2.]
(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith.

     [File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Annual reports only: Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. (registrant may file the Code of Ethics, or state in the annual report that 1) the Code is available on website (give address) or 2) state that the Code is available on request without change, and explain how to request a copy. This Exhibit is named "EX-99.CODE ETH" for EDGAR filing.].

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). This Exhibit is named "EX-99.CERT" for EDGAR filing.]

                               SIGNATURES
[See General Instruction F: the report must be signed by the registrant, and by each officer that provided a certification.]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Ameriprime Funds

By (Signature and Title)
* /s/ Timothy Ashburn
         Timothy Ashburn, President.

Date  06/17/03

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*/s/ Timothy Ashburn
         Timothy Ashburn, President.

Date  06/17/03

By (Signature and Title)
*/s/ Thomas Napurano
         Thomas Napurano, Chief Financial Officer

Date  07/09/03